Performance Management - American Century Capital Portfolios Prospectus	Aug. 01, 2025
EQUITY INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 3000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 3000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (2Q 2020): 12.23% Lowest Performance Quarter (1Q 2020): -21.50%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.35%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	americancentury.com
EQUITY INCOME FUND | EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.35%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	12.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(21.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FOCUSED LARGE CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2022): 13.62% Lowest Performance Quarter (1Q 2020): -24.90%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.47%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	5.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	13.62%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(24.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MID CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell Midcap® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell Midcap® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2020): 16.72% Lowest Performance Quarter (1Q 2020): -27.55%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 2.58%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
MID CAP VALUE FUND | MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	2.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	16.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(27.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SMALL CAP DIVIDEND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2023): 12.37%          Lowest Performance Quarter (3Q 2023): -4.87%.
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -7.30%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	(7.30%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	12.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(4.87%)
Lowest Quarterly Return, Date	Sep. 30, 2023
SMALL CAP VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2020): 32.87% Lowest Performance Quarter (1Q 2020): -34.59%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -6.61%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	(6.61%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	32.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(34.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
Highest Performance Quarter (4Q 2020): 20.87% Lowest Performance Quarter (1Q 2020): -29.62%
As of June 30, 2025, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.79%.

Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
VALUE FUND | VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Investor Class year-to-date return
Bar Chart, Year to Date Return	4.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	20.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(29.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020